Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities	COMMITMENTS AND CONTINGENT LIABILITIES
Capital commitments for the Company as at December 31, 2020 are detailed in the table below.

(in thousands of $)	Long-term debt obligations	Newbuildings	Total
2021	68,340	382,200	450,540
2022	72,621	—	72,621
2023	73,434	—	73,434
2024	329,519	—	329,519
2025	267,452	—	267,452
Thereafter	607,893	—	607,893
Total	1,419,259	382,200	1,801,459
As at December 31, 2020, the Company had three vessels to be delivered on a Norwegian Sales Form basis, whereby the Company has paid a deposit to the relevant seller at the time of entering into the agreements, with the remaining purchase price being payable upon delivery and transfer of title of the relevant vessel to us. The remaining capital expenditures on these newbuildings will include building supervision, but excludes future change requests, sundry buyers' supplies, fit out, studies and lube oils.